Individuals with Highest Emoluments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Individuals with Highest Emoluments
11	INDIVIDUALS WITH HIGHEST EMOLUMENTS

The emoluments payable to the five individuals with highest emoluments during 2016, 2017 and 2018 are as follows:

	2018	2017	2016
	’000	’000	’000

Salaries, allowances and benefits in kind	6,579	5,259	5,602
Performance related bonuses	4,208	4,014	2,029
Retirement scheme contributions	156	158	157

	10,943	9,431	7,788

The emoluments fell within the following bands:

	2018	2017	2016
	Number of individuals	Number of individuals	Number of individuals

Emolument bands
1,500,001 - 2,000,000	—	3	5
2,000,001 - 2,500,000	5	2	—